Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Key Management Personnel of Entity or Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Key Management Compensation

Key management includes Directors (executive and non-executive), Executive Officers, Senior Vice-Presidents and Vice-Presidents. The compensation paid or payable to key management is:

For the years ended December 31,	2019	2018	2017
Salaries, Director Fees and Short-Term Benefits	24	20	26
Post-Employment Benefits	2	3	4
Stock-Based Compensation	22	5	6
Other Long-Term Incentive Benefits	1	-	-
Termination Benefits	-	9	4
	49	37	40